Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of year	$ 117,647	$ 101,503
Purchases	8,634	1,734
Sales		(1,035)
Redemptions for physical bullion	(25,301)	(23,905)
Realized gains (losses) on sales and redemptions for physical bullion	11,252	5,417
Change in unrealized gains (losses)	13,595	33,933
Balance at end of year	125,827	117,647
Physical platinum bullion cost	38,170	37,048
Physical palladium bullion cost	$ 27,360	$ 33,897